Staff expenses - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related in equity settled share based payment arrangements | €	€ 38	€ 46	€ 69
Expense related in cash settled share based payment arrangements | €	€ 3	€ 3	€ 5
Total options outstanding	2,356,343	5,123,853	15,141,980	25,574,912
Minimum holding requirement in years before employees can dispose of shares	2 years
Aggregate intrinsic value of options outstanding and exercisable | €	€ 8	€ 19	€ 59
Cash received from stock option exercise | €	€ 7	€ 4	€ 10
Share awards related in equity settled share based payment arrangements	3,346,004	5,211,339	6,416,705
Share awards related in cash settled share based payment arrangements	511,044	643,660	805,574
Unrecognised compensation cost related to share awards amount | €	€ 15	€ 29	€ 37
Costs expected to be recognised over weighted average period	1 year 4 months 24 days	1 year 4 months 24 days	1 year 4 months 24 days
Executive board of ING Groep N.V. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	0	31,743	54,768
Management board of ING Bank [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	2,837	80,036	104,449
Senior management and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	2,167,817	3,989,214	4,846,903
Description of share based payment arrangement	The share awards granted in 2019 relate to the performance year 2018. In 2019, no share awards (2018: 31,743; 2017: 54,768) were granted to the members of the Executive Board of ING Groep N.V., and 2,837 share awards (2018: 80,036; 2017: 104,449) were granted to the Management Board Banking (related to pre-board service period). To senior management and other employees 2,167,817 share awards (2018: 3,989,214; 2017: 4,846,903) were granted.
Equity settled share based payment arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options outstanding	1,733,349	3,754,976	10,156,219
Cash settled share based payment arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options outstanding	622,994	1,368,877	4,985,761